Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	1.92%	0.63%	1.51%
Risk-free interest rate, maximum	2.96%	1.23%	1.52%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	40.66%	38.12%	34.83%
Expected volatility range, maximum	47.03%	39.82%	34.92%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 3 months 3 days	5 years 9 months 18 days	5 years 10 months 24 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 5 months 26 days	5 years 10 months 9 days	6 years 3 days